Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Debt [Abstract]
Schedule of Outstanding Debt	Total outstanding debt of the Company is comprised of the following, including convertible notes and other related party debt:
September 30, 2024	Principal	Debt Discount	Accrued Interest	Total
Revolving Loan Facility	$12,700,000	$—	$—	$12,700,000
Convertible note payable	1,450,000	(1,404,352)	—	45,648
Total	$14,150,000	$(1,404,352)	$—	$12,745,648
December 31, 2023	Principal	Debt Discount	Accrued Interest	Total
Revolving Loan Facility	$9,000,000	$—	$—	$9,000,000
Other related party debt (Note 11)	12,598,000	—	2,272,993	14,870,993
Total	$21,598,000	$—	$2,272,993	$23,870,993

Total outstanding debt of the Company is comprised of the following, including convertible notes and other related party debt:
	As of December 31, 2023			As of December 31, 2022
	Principal	Accrued Interest	Total	Principal	Accrued Interest	Total
Revolving Loan Facility	$9,000,000	$—	$9,000,000	$14,000,000		$14,000,000
Convertible Notes, related party (Note 10)	—	—	—	9,069,516	1,829,683	10,899,199
Other related party debt (Note 10)	12,598,000	2,272,993	14,870,993	10,350,000	1,013,219	11,363,219
	$21,598,000	$2,272,993	$23,870,993	$33,419,516	$2,842,902	$36,262,418